Schedule of Investments
December 31, 2021 (unaudited)
Dividend Performers Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 100.20%

Computer & Office Equipment - 2.35%
HP, Inc. (3)			10,995	414,182

Construction, Mining & Materials Handling Machinery & Equip - 2.07%
Dover Corp. (3)			2,002	363,563

Converted Paper & Paperboard Prods - 1.99%
Avery Dennison Corp. (3)			1,614	349,544

Cutlery, Handtools & General Hardware- 1.93%
Snap-On, Inc. (3)			1,578	339,870

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.96%
Emerson Electric Co. (3)			3,705	344,454

Electronic Components & Accessories - 1.94%
Hubbell, Inc. (3)			1,642	341,979

Engines & Turbines - 1.95%
Cummins, Inc. (3)			1,573	343,134

Fabricated Rubber Products - 2.01%
Carlisle Cos., Inc. (3)			1,423	353,075

Fire, Marine & Casualty Insurance- 6.04%
Allstate Corp. (3)			3,176	373,656
American Financial Group, Inc. (3)			2,486	341,378
Hanover Insurance Group, Inc. (3)			2,649	347,178

				1,062,212

Hospital & Medical Service Plans - 2.07%
UnitedHealth Group, Inc. (3)			727	365,056

Industrial & Commercial Fans & Blowers & Air Purifing Equip - 1.96%
Donaldson Co., Inc. (3)			5,813	344,478

Investment Advice - 1.99%
Cohen & Steers, Inc. (2) (3)			3,786	350,243

Life Insurance- 3.95%
Globe Life, Inc. (3)			3,733	349,856
Primerica, Inc. (3)			2,255	345,624

				695,480

Measuring & Controlling Devices, NEC - 2.00%
Rockwell Automation, Inc. (3)			1,008	351,641

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.94%
Cintas Corp. (3)			769	340,798

Metalworking Machinery & Equipment - 2.00%
Lincoln Electric Holdings, Inc. (3)			2,523	351,883

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.97%
Eaton Corp. PLC (Ireland) (3)			2,001	345,813

Motors & Generators - 3.99%
Franklin Electric Holdings, Inc. (3)			3,687	348,643
Regal Beloit Corp. (3)			2,075	353,123

				701,766

National Commercial Banks - 1.90%
US Bancorp (3)			5,939	333,594

Optical Instruments & Lenses - 2.04%
KLA Corp. (3)			835	359,142

Perfumes, Cosmetics & Other Toilet Preparations - 2.09%
Colgate-Palmolive Co. (3)			4,312	367,986

Pharmaceutical Preparations - 4.09%
Abbott Laboratories (3)			2,608	367,050
Johnson & Johnson (3)			2,065	353,259

				720,309

Pumps & Pumping Equipment - 1.97%
ITT, Inc. (3)			3,398	347,242

Refrigeration & Service Industry Machinery- 1.92%
Tennant Co. (3)			4,178	338,585

Retail Building Mataerials, Hardware, Garden Supply - 4.10%
Fastenal Co. (2) (3)			5,567	356,622
The Sherwin-Williams Co. (3)			1,038	365,542

				722,164

Retail-Variety Stores - 1.89%
Target Corp.(3)			1,440	333,274

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.95%
T. Rowe Price Group, Inc. (3)			1,749	343,923

Semiconductors & Related Devices - 6.14%
Analog Devices, Inc. (3)			1,870	328,690
Broadcom, Inc. (3)			598	397,915
Microchip Technology, Inc. (3)			4,070	354,334

				1,080,939

Services-Business Services, Nec - 2.16%
Accenture PLC Class A (3)			916	379,728

Services-To Dwellings & Other Buildings - 1.75%
ABM Industries, Inc. (3)			7,527	307,478

Services-Engineering, Accounting, Research, Management- 2.14%
Paychex, Inc. (3)			2,761	376,876

Services-Help Supply Services - 1.99%
Robert Half International, Inc. (3)			3,132	349,281

Services-Prepackaged Software - 1.78%
Oracle Corp. (3)			3,591	313,171

State Commercial Banks - 2.04%
1st Source Corp. (3)			7,238	359,005

Surgical & Medical Instruments & Apparatus - 3.96%
3M Co. (3)			1,937	344,069
Stryker Corp. (3)			1,319	352,727

				696,796

Wholesale-Drugs Proprietaries & Druggists' Sundries - 4.20%
AmerisourceBergen Corp. (3)			2,786	370,231
McKesson Corp. (3)			1,480	367,884

				738,115

Wholesale-Durable Goods - 2.05%
W.W. Grainger, Inc. (3)			697	361,213

Wholesale-Industrial Machinery & Equipment - 1.94%
MSC Industrial Direct Co., Inc. Class A (3)			4,052	340,611

Wholesale- Machinery, Equipment & Supplies - 1.95%
Applied Industrial Technologies, Inc. (3)			3,341	343,121

Wholesale-Motor Vehicle Supplies & New Parts - 2.03%
Genuine Parts Co. (3)			2,545	356,809

Total Common Stock			(Cost $ 9,364,509)	17,628,533

Total Investments - 100.28%			(Cost $ 9,615,800)	17,643,827

Liabilities in Excess of Other Assets - -.28%				(49,635)

Total Net Assets - 100.00%				17,594,192

Options

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($)**	Value ($)
Put Options
SPDR S&P 500 ETF Trust, December 31, 2021, Put @ $380.00	136	12/31/2021	5,168,000	136
SPDR S&P 500 ETF Trust, January 21, 2022, Put @ $365.00	133	1/21/2022	4,854,500	1,596
SPDR S&P 500 ETF Trust, January 28, 2022, Put @ $375.00	107	1/28/2022	4,012,500	2,782
SPDR S&P 500 ETF Trust, February 18, 2022, Put @ $384.00	140	2/18/2022	5,376,000	10,780

Total Options	516		19,411,000	15,294

Put Options Written
SPDR S&P 500 ETF Trust, January 21, 2022, Put @ $455.00	(133.00)	1/21/2022	(6,051,500)	(23,275)
SPDR S&P 500 ETF Trust, January 28, 2022, Put @ $445.00	(107.00)	1/28/2022	(4,761,500)	(18,083)
SPDR S&P 500 ETF Trust, February 18, 2022, Put @ $457.00	(140.00)	2/18/2022	(6,398,000)	(74,620)

Total Options	(380.00)		(17,211,000)	(115,978)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$17,643,827	$(115,978)
Level 2 - Other Significant Observable Inputs			0	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$17,643,827	$(115,978)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or portion of this security is held as collateral for written options. Total value of securities held as collateral is $17,041,987.97 representing 96.86% of net assets.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at December 31, 2021
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at December 31, 2021
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at December 31, 2021
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.